Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

August 28, 2007

Nicole M. Runyan
Direct Dial 212.806.6443
Direct Fax 212.806.7143
nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John Grzeskiewicz

Re:     Dreyfus Premier State Municipal Bond Fund (File Nos. 811-4906 and 333-145072)

Dear Ladies and Gentlemen:

On behalf of Dreyfus Premier State Municipal Bond Fund (the "Registrant"), transmitted herewith is Pre-Effective Amendment No. 1 (the "Amendment") to the Registrant's Registration Statement on Form N-14 (the "Registration Statement"). The Registration Statement and Amendment contain a Prospectus/Proxy Statement, which reflects a proposal to the shareholders of Dreyfus Pennsylvania Intermediate Municipal Bond Fund ("Dreyfus Pennsylvania"), to transfer Dreyfus Pennsylvania's assets, subject to its liabilities, to the Pennsylvania Series of the Registrant in exchange for Class Z shares of the Pennsylvania Series of the Registrant.

The Amendment is being filed to respond to certain accounting comments received from the staff of the Securities and Exchange Commission pursuant to a telephone conversation between Jeff Long and Nicole M. Runyan of this office, on August 20, 2007, including the filing of a non-stale auditors consent. The Amendment is marked to show changes from the Registration Statement filed on August 2, 2007.

The Fund is seeking acceleration of the effective date of the Registration Statement to 9:30 a.m., or as soon as practicable, on Friday, August 31, 2007. Acceleration requests from the Fund and its principal underwriter are filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc: David Stephens

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
200 Park Avenue
New York, New York 10166

August 28, 2007

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier State Municipal Bond Fund Registration Statement on Form N-14 File Nos.: 333-145072; 811-4906

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for the above-referenced Registration Statement be accelerated so that it will become effective on Friday, August 31, 2007 at 9:30 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS PREMIER STATE MUNICIPAL BOND FUND

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Vice President

DREYFUS SERVICE CORPORATION
200 Park Avenue
New York, New York 10166

August 28, 2007

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier State Municipal Bond Fund Registration Statement on Form N-14 File Nos.: 333-145072; 811-4906

Ladies and Gentlemen:

As principal underwriter of the above-referenced investment company (the “Fund”), we hereby join the Fund in requesting that the effective date for the Fund’s Registration Statement be accelerated so that they will become effective on Friday, August 31, 2007, at 9:30 a.m., Eastern time, or as soon thereafter as may be practicable.

Very truly yours,

DREYFUS SERVICE CORPORATION

By:	/s/ James Bitetto James Bitetto Assistant Secretary